ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Accounting
Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Taxation
Taxation
No Bahamian income or withholding taxes are imposed on the payment by the Company of any principal or interest to any holder of Notes who is either an individual citizen or resident of the United States or an entity formed under the laws of the United States. There is no income tax treaty currently in effect between the United States and Bahamas.

Reporting and functional currency	Reporting and functional currency The reporting currency is United States dollars. The functional currency is United States dollars.
Revenue and expense recognition	Revenue and expense recognition The Company no longer generates revenue following the sale of its Vessel in 2010. Expenses are recognized on the accrual basis.
Financial Instruments
Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of fair value, and such fair value may never actually be realized.

Other Comprehensive Income	Other comprehensive income The Company has no other comprehensive income.